Stockholders' equity (Details Textuals 7)	6 Months Ended	12 Months Ended							12 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended					6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2015		Jan. 25, 2014	Dec. 31, 2013 Warrants USD ($)	Dec. 31, 2011 Warrants	Mar. 01, 2012 Issued as broker warrants	Jun. 30, 2014 Issued as broker warrants USD ($)	Jun. 30, 2014 Issued as broker warrants CAD	Dec. 31, 2012 Issued as broker warrants	Dec. 31, 2011 Issued as broker warrants	Mar. 31, 2015 Issued as broker warrants	Jun. 30, 2014 Issued as broker warrants March 1st, 2015	Jun. 30, 2014 Issued as broker warrants March 1st, 2014	Jun. 30, 2014 Issued for services Installments	Jun. 30, 2014 Placement Agent Warrants [Member] USD ($)
Stockholders Equity Note [Line Items]
Fair value of contingent warrant		5,250,000	[1]	105,000	[2]					500,000
Exercise of CA $0.50 unit warrants	0.50										0.50			0.50	0.50				0.50
Number of warrants expired								2,169,000								92,000	100,000	5,000
Number of placement agent warrants issued									200,000										345,000	5,250,000
Number of warrants exercisable						(1,986,074)	[3]	20,000				8,000	8,000			92,000
Value of warrants exercisable												$ 3,660	4,000
Number of installments for vesting of warrants																			12
Vesting period of warrant																			12 months
Non cash issue costs allocated to common stock									123,810											4,087,586
Non cash issue costs allocated to derivative liability																				$ 2,201,008
Fair value assumptions dividend rate																				0.00%
Fair value assumptions volatility rate																				104.00%
Fair value assumptions risk free rate																				1.00%
Fair value assumptions expected term																				5 years

[1]	As part of the Company's unit offering the Company has issued 5,250,000 Placement Agent Warrants (note 9 (f)). The Placement Agent Warrants have been recognized as non-cash issue costs and the costs have been allocated to common stock and derivative liability. The portion allocated to additional paid in capital was $4,087,586 and the portion allocated to derivative liability was $2,201,008. The Placement Agent warrants have been valued using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.
[2]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain Units. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expired March 1, 2014. During the six months ended June 30, 2014, 8,000 broker warrants were exercised for proceeds of $3,660 (CA$4,000).
[3]	During the nine months ended March 31, 2015, 1,986,074 Investor Warrants were exercised for 1,986,074 shares of common stock (note 5).